Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,525,071	¥ 1,538,107
Expected future policy benefits and expenses - Undiscounted	2,378,836	2,291,205
Expected future gross premiums - Discounted	1,395,370	1,429,503
Expected future policy benefits and expenses - Discounted	1,565,877	1,571,886
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,590,963	2,695,239
Expected future policy benefits and expenses - Undiscounted	2,583,535	2,578,630
Expected future gross premiums - Discounted	2,242,701	2,388,386
Expected future policy benefits and expenses - Discounted	1,844,599	1,918,462
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	685,134	626,411
Expected future policy benefits and expenses - Undiscounted	1,300,018	1,097,567
Expected future gross premiums - Discounted	535,943	492,588
Expected future policy benefits and expenses - Discounted	¥ 447,081	¥ 387,073